Accounts Receivable, Net (Tables) - TALENTEC SDN. BHD. [Member]	12 Months Ended
Jul. 31, 2025
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of July 31,
	2024	2025
Accounts receivable	$412,359	$300,871
Less: Allowance for credit loss	(125,035)	(133,718)
Accounts receivable, net	$287,324	$167,153

Schedule of Allowance for Credit Loss

Movement of allowance for credit loss was as follows:

	For the years ended July 31,
	2024	2025
Balance at beginning of the year	$107,013	$125,035
Additions	19,494	-
Reversal	-	(861)
Foreign exchange differences	(1,472)	9,544
Balance at end of the year	$125,035	$133,718